SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summary of the Company's Segment Net Sales, Gross Profit and Income Before Income Taxes

Summarized below are the Company’s segment net sales, gross profit and income before income taxes for the years ended December 31, 2022, 2021 and 2020 based on the current reporting segment structure.

	Years Ended December 31,
		% of		% of		% of
Net Sales by Segment	2022	Net Sales	2021	Net Sales	2020	Net Sales
	(in thousands, except percentages)
Equipment	$2,284	16%	$2,323	15%	$12,385	51%
Services	11,768	84%	13,598	85%	11,925	49%
Total	$14,052	100%	$15,921	100%	$24,310	100%

	Years Ended December 31,
		Gross Profit		Gross Profit		Gross Profit
Gross profit (loss) by Segment	2022	%	2021	%	2020	%
	(in thousands, except percentages)
Equipment	$(618)	(27)%	$(4,358)	(188)%	$1,237	10%
Services	3,285	28%	3,283	24%	2,292	19%
Total	$2,667	19%	$(1,075)	(7)%	$3,529	15%

	Years ended December 31,
Segment income (loss) and Loss before income taxes	2022	2021	2020
	(in thousands)
Equipment	$(6,452)	$(12,868)	$(7,640)
Services	3,285	3,283	2,292
Total segment loss	(3,167)	(9,585)	(5,348)
General and corporate	228	7,051	(20,110)
Loss before income taxes	$(2,939)	$(2,534)	$(25,458)

Schedule of Sales Data by Geographical Area

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
		% of net		% of net		% of net
	2022	Sales	2021	Sales	2020	Sales
	(in thousands, except percentages)
Net Sales by Region
China	$1,735	12%	$1,858	11%	$2,286	10%
India	7,152	51%	8,221	52%	9,807	40%
Japan	5,165	37%	5,842	37%	12,208	50%
Other	—	—%	—	—%	9	—%
Total	$14,052	100%	$15,921	100%	$24,310	100%

Schedule of Long-lived Assets, Consisting of Property, Plant and Equipment, by Geographical Area

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2022	2021
	(in thousands)
China	$578	$528
Other	26	74
Total long-lived assets	$604	$602